OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Work in progress	$ 397	$ 427
Prepayments and other assets	307	274
Assets held for sale	17	1
Total current	721	702
Non-current
Prepayments and other assets	223	218
Total non-current	$ 223	$ 218